Financial instruments - Foreign exchange risk (Details) - Foreign exchange risk € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€) € / $ € / $ € / ¥ D item
Financial risk management and financial instruments
Number of exchange rates used for CFaR approach | item	50
Number of trading days in interval for CFaR approach | D	21
Confidence level (as a percent)	95.00%
Holding period	1 year
Net exposure	€ 1,140,149
CFaR	29,302
AUD
Financial risk management and financial instruments
Notional amount	€ 208,723
Average hedging rate | € / $	1.5821
CNY
Financial risk management and financial instruments
Notional amount	€ 167,854
Average hedging rate | € / ¥	7.6204
USD
Financial risk management and financial instruments
Notional amount	€ 148,670
Average hedging rate | € / $	1.1581